Segment information (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment information
Total net revenue	11,295,523	7,182,789	6,719,065
China
Segment information
Total net revenue	3,741,732	3,001,498	3,086,589
Outside china:
Segment information
Total net revenue	7,553,791	4,181,291	3,632,476
Germany
Segment information
Total net revenue	202,315	660,589	1,265,827
Japan
Segment information
Total net revenue	3,852,572	1,596,703	436,443
Rest of the world
Segment information
Total net revenue	3,498,904	1,923,999	1,930,206